Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Jul. 20, 2021	Dec. 31, 2020	May 07, 2020	Dec. 20, 2022	Oct. 16, 2020	Jun. 30, 2020	Mar. 17, 2020	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) [Line Items]
Prefunded warrants shares (in Shares)				2,548,276				423,276
Common shares (in Shares)		684,177		900,000		207,088		423,276
Pre-funded warrants price per share (in Dollars per share)				$ 2.61
Gross proceeds	$ 25,000	$ 30,000		$ 9,000		$ 5,500	$ 24,500	$ 142	$ 2,335
Common share, description	Each unit consisted of one common share and 0.75 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of $21.00 for a period of 60 months expiring on July 20, 2026.		On May 7, 2020, the Corporation completed a private placement of 877,001 units at a price of CAD$28.60 per unit, for aggregated proceeds of $17,795. Each unit consisted of one common share and 0.35 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of CAD$37.20 for a period of 24 months expiring on May 7, 2022.	Each unit consisted of one common share or equivalent and one common share purchase warrant, with each warrant entitling the holder to acquire one common share of the Corporation at an exercise price of $2.50 for a period of 60 months expiring on December 16, 2027. The value allocated to the common shares, pre-funded warrants, and purchase warrants was $1,463, $4,143, and $3,394, respectively. Total costs associated with the offering were $1,683, including cash costs for professional and regulatory fees of $1,343 and 241,379 compensation warrants issued as commission to the agents valued at $340. Each compensation warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $3.26 for a period of five years, expiring on December 16, 2027.
Aggregate offering amount					$ 50,000	$ 24,500	$ 30,000	$ 50,000
Total expenses		$ 1,462			$ 295
Public offering aggregate issuing shares (in Shares)	1,428,571
Public offering price per share (in Dollars per share)	$ 17.5
Common shares issued	$ 18,357		$ 15,117
Warrants	6,443		2,678
Total costs	$ 2,168		$ 108
Additional common shares (in Shares)							477,089
Stock Options [Member]
Share Capital (Details) [Line Items]
Prefunded warrants shares (in Shares)		452,338						7,576,411	1,683,787
October 2020 ATM [member]
Share Capital (Details) [Line Items]
Common shares (in Shares)								10,413	55,669
Warrants [Member]
Share Capital (Details) [Line Items]
Net of issuance costs								$ 562